(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Income before taxes	R$ (3,986,293)	R$ (2,939,977)	R$ (1,846,670)
Social Contribution [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Income before taxes	2,825,333	2,179,615
Adjustments to reflect effective rate:
Equity in subsidiaries	(2,827,718)	(2,250,835)
Amortization of intangible asset acquired	48,649	48,649	48,649
Interest on capital income	345,484	424,892
Other permanent additions (exclusions), net	103,889	101,581	74,015
Tax base	R$ 342,530	R$ 354,984
Statutory rate	9.00%	9.00%
Tax credit/(debit)	R$ (30,828)	R$ (31,949)
Recorded (unrecognizad) Tax credit,net		1,134
Total	(30,828)	(30,814)
Current	(17,677)	(22,401)
Deferred	(13,151)	(8,413)
Income Tax [Member]
DisclosureOfCondensedUnconsolidatedFinancialInformationLineItems [Line Items]
Income before taxes	2,825,333	2,179,615
Adjustments to reflect effective rate:
Equity in subsidiaries	(2,827,718)	(2,250,835)
Amortization of intangible asset acquired	62,756	62,756	62,756
Interest on capital income	345,484	424,892
Other permanent additions (exclusions), net	50,343	87,162	R$ 82,631
Tax base	R$ 367,338	R$ 376,121
Statutory rate	25.00%	25.00%
Tax credit/(debit)	R$ (91,834)	R$ (94,030)
Recorded (unrecognizad) Tax credit,net		3,270
Total	(91,835)	(90,760)
Current	(53,445)	(65,916)
Deferred	R$ (38,390)	R$ (24,844)